Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Equity [abstract]
Perpetual subordinated bonds	¥ 734,613	¥ 733,611
Total equity attributable to other equity instruments holders	¥ 734,613	¥ 733,611